Financial Instruments - Liquidity Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank loans and advances, current borrowings	$ 35	$ 28
Long-term debt, including current portion	1,576	1,566
Undrawn borrowing facilities	651	768
Letters of credit outstanding	24	26
Liquidity risk
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank loans and advances, current borrowings	35	28
Bank loans and advances, contractual cash flows	35	28
Trade and other payables, carrying amount	638	661
Trade and other payables, contractual cash flows	638	661
Derivative financial liabilities, carrying amount	37	39
Derivative financial liabilities, contractual cash flows	37	39
Financial liabilities, carrying amount	2,296	2,309
Financial liabilities, contractual cash flows	2,618	2,739
Liquidity risk | No later than one year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank loans and advances, contractual cash flows	35	28
Trade and other payables, contractual cash flows	638	661
Derivative financial liabilities, contractual cash flows	19	23
Financial liabilities, contractual cash flows	815	830
Liquidity risk | Later than one year and not later than two years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank loans and advances, contractual cash flows	0	0
Trade and other payables, contractual cash flows	0	0
Derivative financial liabilities, contractual cash flows	2	5
Financial liabilities, contractual cash flows	118	118
Liquidity risk | Later than two years and not later than five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank loans and advances, contractual cash flows	0	0
Trade and other payables, contractual cash flows	0	0
Derivative financial liabilities, contractual cash flows	4	9
Financial liabilities, contractual cash flows	1,376	633
Liquidity risk | More than five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Bank loans and advances, contractual cash flows	0	0
Trade and other payables, contractual cash flows	0	0
Derivative financial liabilities, contractual cash flows	12	2
Financial liabilities, contractual cash flows	309	1,158
Liquidity risk | Revolving credit facility
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, including current portion	195	90
Long-term debt, contractual cash flows	218	95
Liquidity risk | Revolving credit facility | No later than one year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	7	2
Liquidity risk | Revolving credit facility | Later than one year and not later than two years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	6	2
Liquidity risk | Revolving credit facility | Later than two years and not later than five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	205	91
Liquidity risk | Revolving credit facility | More than five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	0	0
Liquidity risk | Unsecured senior notes
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, including current portion	1,004	1,324
Long-term debt, contractual cash flows	1,284	1,735
Liquidity risk | Unsecured senior notes | No later than one year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	56	74
Liquidity risk | Unsecured senior notes | Later than one year and not later than two years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	56	74
Liquidity risk | Unsecured senior notes | Later than two years and not later than five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	906	464
Liquidity risk | Unsecured senior notes | More than five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	266	1,123
Liquidity risk | Other debts of subsidiaries
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, including current portion	66	62
Long-term debt, contractual cash flows	77	71
Liquidity risk | Other debts of subsidiaries | No later than one year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	16	14
Liquidity risk | Other debts of subsidiaries | Later than one year and not later than two years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	13	13
Liquidity risk | Other debts of subsidiaries | Later than two years and not later than five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	31	25
Liquidity risk | Other debts of subsidiaries | More than five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	17	19
Liquidity risk | Other debts without recourse to the Corporation
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, including current portion	321	105
Long-term debt, contractual cash flows	329	110
Liquidity risk | Other debts without recourse to the Corporation | No later than one year
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	44	28
Liquidity risk | Other debts without recourse to the Corporation | Later than one year and not later than two years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	41	24
Liquidity risk | Other debts without recourse to the Corporation | Later than two years and not later than five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	230	44
Liquidity risk | Other debts without recourse to the Corporation | More than five years
Disclosure Of Maturity Analysis For Derivative And Non-derivative Financial Liabilities [Line Items]
Long-term debt, contractual cash flows	$ 14	$ 14